NOTE 12 – INCOME TAXES	Sep. 08, 2026
Income Tax Disclosure [Abstract]
NOTE 12 – INCOME TAXES

NOTE 12 – INCOME TAXES

The components of the Company’s net loss before income taxes are as follows:

	As of December 31,
	2025	2024

U.S.	$(915,852)	$(409,440)
Foreign	1,001,560	—
Total	$85,708	$(409,440)

The Company’s provision for income taxes consisted of:

	As of December 31,
	2025	2024

Current income tax expense:
U.S.	$—	$—
Foreign	—	—
Total current income tax expense	$—	$—

Deferred income taxes:
U.S.	$—	$—
Foreign	(117,590)	—
Total deferred income taxes	$(117,590)	$—

The Company’s deferred tax assets and liabilities as of December 31, 2025 and 2024 are attributable to the following:

	As of December 31,
	2025	2024

Deferred tax assets:
Lease liability	$54,888	$—
Deductible advertising expense carryforwards (PRC)	985	—
Fair value change on notes payable	904	—
Net operating loss carryforwards	714,722	360,059
Valuation allowance	(625,858)	(360,059)
Total deferred tax assets	$145,641	$—

Deferred tax liabilities:
Intangible assets identified from acquisition	$(522,768)	$—
Right-of-use-assets	(53,886)	—
Total deferred tax liabilities	$(576,654)	$—

Net deferred tax assets	$117,177	$—

Net deferred tax liabilities	$(548,190)	$—

Reconciliation of the effective income tax rate is as follows:

	As of December 31,
	2025	2024

Profit (loss) before tax	$85,708	$(409,440)
Statutory income tax rate	21,427	(85,982)
Effect of preferential tax rates for high-technology	(133,538)	—
Non-deductible expenses	47,067	—
Effect of deferred income tax arising from operating lease	(984)	—
Utilization of previous year’s tax loss	(201,057)	—
Recognition of unrecognized deferred tax assets arising from previous year’s tax loss	(115,561)	—
Effect of different tax jurisdictions	37,468	—
Effect of reversal of deferred tax liability arising from acquisition	(27,514)	—
Change in valuation allowance	255,102	85,982
Income tax expense	$(117,590)	$—

Summary of the Company’s tax valuation allowance:

	As of December 31,
	2025	2024

Beginning balance	$370,756	$274,077
Increase in valuation allowance	255,102	85,982
Ending balance	$625,858	$360,059